PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current Federal Tax Expense (Benefit)	$ 50,567	$ 53,403
Current State and Local Tax Expense (Benefit)	(1,799)	(737)
Current Foreign Tax Expense (Benefit)	0	0
Current Income Tax Expense (Benefit)	48,768	52,666
Deferred Federal Income Tax Expense (Benefit)	(1,922)	(1,391)
Deferred State and Local Income Tax Expense (Benefit)	(2,224)	(1,402)
Deferred Foreign Income Tax Expense (Benefit)	0	0
Income Tax Expense (Benefit)	44,622	49,873
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	50,567	53,403
Current State and Local Tax Expense (Benefit)	(1,799)	(737)
Current Foreign Tax Expense (Benefit)	0	0
Current Income Tax Expense (Benefit), Total	48,768	52,666
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)	(1,922)	(1,391)
Deferred State and Local Income Tax Expense (Benefit)	(2,224)	(1,402)
Deferred Foreign Income Tax Expense (Benefit)	0	0
Deferred Income Tax Expense (Benefit), Total	(4,146)	(2,793)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income Tax Expense (Benefit), Total	(44,622)	(49,873)
U.S. Federal
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income Tax Expense (Benefit)	48,645	52,012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income Tax Expense (Benefit), Total	(48,645)	(52,012)
State
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income Tax Expense (Benefit)	(4,023)	(2,139)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income Tax Expense (Benefit), Total	4,023	2,139
Foreign Tax Jurisdiction
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income Tax Expense (Benefit)	0	0
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income Tax Expense (Benefit), Total	$ 0	$ 0